Share-Based Compensation - Summary of Option Activity (Details) - 2010 and 2021 Plan $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($) $ / shares shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options Outstanding, Beginning balance | shares	341,665,534
Options Outstanding, Granted | shares	174,961,521
Options Outstanding, Forfeited/Expired | shares	(17,625,428)
Options Outstanding, Exercised | shares	(19,530,525)
Options Outstanding, Ending balance | shares	479,471,102
Options Outstanding, Vested and expected to vest | shares	450,152,110
Options Outstanding, Exercisable | shares	276,887,892
Weighted Average Exercise Price, Beginning balance | $ / shares	$ 0.49
Weighted Average Exercise Price, Granted | $ / shares	0.11
Weighted Average Exercise Price, Forfeited/Expired | $ / shares	0.26
Weighted Average Exercise Price, Exercised | $ / shares	0.48
Weighted Average Exercise Price, Ending balance | $ / shares	0.35
Weighted Average Exercise Price, Vested and expected to vest | $ / shares	0.37
Weighted Average Exercise Price, Exercisable | $ / shares	$ 0.48
Weighted Average Remaining Contractual Life, Outstanding	6 years 9 months 10 days
Weighted Average Remaining Contractual Life, Vested and expected to vest	6 years 7 months 17 days
Weighted Average Remaining Contractual Life, Exercisable	5 years 3 months
Aggregate Intrinsic Value, Outstanding | $	$ 193,032
Aggregate Intrinsic Value, Vested and expected to vest | $	173,988
Aggregate Intrinsic Value, Exercisable | $	$ 76,753